Consolidated Balance sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 17,153	$ 18,374	$ 41,870	$ 41,951
Operating lease right of use asset	0	0	60,357	415,285
Current Liabilities
Accounts payable	175,669	188,862	174,475	48,149
Loans payable, net discount of $23,094 and 0	525,150	526,150		28,000
Operating lease liabilities - current		0	62,323	364,738
Operating lease liabilities - noncurrent		0	0	62,323
Related Party [Member]
Stockholders' Deficit
Due to related party	3,275	3,275	3,275	3,275
Revision of Prior Period, Adjustments [Member]
Current assets
Cash	17,153	18,374	41,870	41,951
Prepaid expenses	2,143	4,583	22,770	2,334
Other receivable	180	180	10,000	10,000
Total current assets	19,476	23,137	74,640	54,285
Operating lease right of use asset		0	60,357	415,285
Total Assets	19,476	23,137	134,997	469,570
Current Liabilities
Accounts payable	175,669	188,862	174,475	48,149
Accrued liabilities	871,875	759,789	365,486	335,377
Advances for convertible note to be issued	56,000
Loans payable, net discount of $23,094 and 0	525,150	526,150	398,246	28,000
Convertible notes, net discount of $18,070 and $0	464,993	379,890	145,830	135,900
Derivative liabilities	631,305	319,337	32,241	0
Operating lease liabilities - current	0	0	62,323	364,738
Total Current Liabilities	3,655,626	3,132,468	2,208,136	1,903,674
Operating lease liabilities - noncurrent				62,323
Total Liabilities	3,655,626	3,132,468	2,208,136	1,965,997
Stockholders' Deficit
Preferred stock: 10,000,000 authorized; $0.001 par value 0 shares issued and outstanding	0	0	0	0
Common stock: 100,000,000 authorized; $0.001 par value 88,579,434 shares and 88,512,767shares issued and outstanding, respectively	94,573	94,573	88,573	88,513
Additional paid in capital	3,679,454	3,679,454	1,405,454	1,294,764
Subscription received - shares to be issued	70,000	70,000	70,000	0
Accumulated deficit	(7,480,177)	(6,953,358)	(3,637,166)	(2,879,704)
Total Stockholders' Deficit	(3,636,150)	(3,109,331)	(2,073,139)	(1,496,427)
Total Liabilities and Stockholders' Deficit	19,476	23,137	134,997	469,570
Revision of Prior Period, Adjustment [Member]
Current Liabilities
Loans payable, net discount of $23,094 and 0			398,246
Revision of Prior Period, Adjustment [Member] | Related Party [Member]
Stockholders' Deficit
Due to related party	3,275	3,275	3,275	3,275
Notes payable - related parties	$ 927,359	$ 955,165	$ 1,026,260	$ 988,235